Net debt (Tables)	12 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of components of net debt
Net debt is comprised as follows:

	2022	2021	2020
	£m	£m	£m
Cash and cash equivalents (see note 20)	204	157	73
Current financial investments (see note 15)	3,145	2,342	1,998
Borrowings (see note 21)	(45,465)	(31,220)	(30,794)
Financing derivatives¹ (see note 17)	(693)	175	133
	(42,809)	(28,546)	(28,590)
1.    The financing derivatives balance included in net debt excludes the commodity derivatives (see note 17).

Schedule of changes in net debt	Analysis of changes in net debt

	Notes	Cash and cash equivalents £m	Financial investments[1] £m	Borrowings £m	Financing derivatives £m	Total[2] £m
At 1 April 2019		252	1,981	(28,730)	(32)	(26,529)
Impact of transition to IFRS 16		—	—	(474)	—	(474)
Cash flow		(183)	(42)	450	450	675
Fair value gains and losses		—	1	(57)	(246)	(302)
Foreign exchange movements		4	24	(807)	—	(779)
Interest income/(charges)	6	—	34	(1,092)	(39)	(1,097)
Other non-cash movements		—	—	(84)	—	(84)
At 1 April 2020		73	1,998	(30,794)	133	(28,590)
Cash flow		95	429	(2,336)	4	(1,808)
Fair value gains and losses		—	14	159	31	204
Foreign exchange movements		(7)	(106)	1,710	—	1,597
Interest income/(charges)	6	—	7	(946)	7	(932)
Other non-cash movements		—	—	(136)	—	(136)
Reclassification to held for sale	10	(4)	—	1,123	—	1,119
At 1 April 2021		157	2,342	(31,220)	175	(28,546)
Cash flow	29(c)	9	752	(9,993)	262	(8,970)
Fair value gains and losses		—	(12)	286	(604)	(330)
Foreign exchange movements		5	53	(652)	—	(594)
Interest income/(charges)	6	—	43	(1,177)	(59)	(1,193)
Other non-cash movements		—	(15)	34	—	19
Acquisition of WPD	37	44	69	(8,286)	26	(8,147)
Reclassification to held for sale³	10	(11)	(87)	5,543	(493)	4,952
At 31 March 2022		204	3,145	(45,465)	(693)	(42,809)
Balances at 31 March 2022 comprise:
Non-current assets		—	—	—	264	264
Current assets		204	3,145	—	34	3,383
Current liabilities		—	—	(12,121)	(136)	(12,257)
Non-current liabilities		—	—	(33,344)	(855)	(34,199)
		204	3,145	(45,465)	(693)	(42,809)
1.    Cash flows on current financial investments comprise £29 million (2021: £7 million; 2020: £35 million) of interest received and £781 million of cash outflows (2021: £436 million outflows; 2020: £7 million outflows) of net cash flow movements in short-term financial investments, as presented in the consolidated cash flow statement.
2.    Includes accrued interest at 31 March 2022 of £351 million (2021: £263 million; 2020: £246 million).
3. Reclassification to held for sale represents the opening net debt position of the UK Gas Transmission business. The closing net debt position of the UK Gas Transmission business is disclosed in note 10.

Reconciliation of cash flow from financing liabilities to cash flow statement	Reconciliation of cash flow from liabilities within net debt to cash flow statement

	2022		2021[1]		2020[1]
	Borrowings and other £m	Financing derivatives £m	Borrowings and other £m	Financing derivatives £m	Borrowings and other £m	Financing derivatives £m
Cash flows per financing activities section of cash flow statement:
Proceeds received from loans	12,347	—	5,150	—	3,921	—
Repayment of loans	(1,261)	—	(1,654)	—	(3,037)	—
Payments of lease liabilities	(117)	—	(107)	—	(115)	—
Net movements in short-term borrowings	(11)	—	(619)	—	(562)	—
Cash inflows on derivatives	—	20	—	17	—	46
Cash outflows on derivatives	—	(114)	—	(183)	—	(245)
Interest paid	(998)	(55)	(711)	(42)	(802)	(65)
Cash flows per financing activities section of cash flow statement	9,960	(149)	2,059	(208)	(595)	(264)
Adjustments:
Non-net debt-related items	33	—	29	—	34	—
Derivative cash (outflow)/inflow in relation to capital expenditure	—	(8)	—	10	—	13
Derivative cash inflows per investing section of cash flow statement	—	17	—	225	—	58
Derivative cash outflows per investing section of cash flow statement	—	(122)	—	(81)	—	(281)
Cash flows relating to financing liabilities within net debt	9,993	(262)	2,088	(54)	(561)	(474)

Analysis of changes in net debt:
Borrowings	9,993	—	2,088	—	(561)	—
Financing derivatives	—	(262)	—	(54)	—	(474)
Cash flow movements relating to financing liabilities within net debt	9,993	(262)	2,088	(54)	(561)	(474)
1. Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
Reconciliation of changes in liabilities arising from financing activities
The table below reconciles changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes. For the purposes of this table, the liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the consolidated cash flow statement within financing activities. As a result we have separately disclosed the reconciliation below, excluding derivatives associated with our net investment hedges and derivatives associated with the hedging of capital expenditure, given that they are both classified in the consolidated cash flow statement within investing activities.

	Notes	Borrowings £m	Financing derivatives £m	Total £m
At 1 April 2019		(28,730)	228	(28,502)
Impact of transition to IFRS 16		(474)	—	(474)
Cash flow¹		450	240	690
Fair value gains and losses		(57)	(231)	(288)
Foreign exchange movements		(807)	—	(807)
Interest charges	6	(1,092)	(9)	(1,101)
Other non-cash movements		(84)	—	(84)
At 1 April 2020		(30,794)	228	(30,566)
Cash flow¹		(2,336)	158	(2,178)
Fair value gains and losses		159	(301)	(142)
Foreign exchange movements		1,710	—	1,710
Interest charges	6	(946)	11	(935)
Other non-cash movements		(136)	—	(136)
Reclassification to held for sale	10	1,123	—	1,123
At 1 April 2021		(31,220)	96	(31,124)
Cash flow		(9,993)	149	(9,844)
Fair value gains and losses		286	(472)	(186)
Foreign exchange movements		(652)	—	(652)
Interest charges	6	(1,177)	(54)	(1,231)
Other non-cash movements		34	—	34
Acquisition of WPD	37	(8,286)	26	(8,260)
Reclassification to held for sale²	10	5,543	(495)	5,048
At 31 March 2022		(45,465)	(750)	(46,215)
1.    Comparative amounts include financing cash flows attributable to the UK Gas Transmission business which was classified as a discontinued operation in the year (see notes 1 and 10). In order to reconcile financing cash flows to the consolidated cash flow statement for the years ended 31 March 2021 and 2020, cash flows from financing activities for both continuing operations and discontinued operations should be included, along with non-debt related items in note 29(c).
2. Reclassification to held for sale represents the opening net debt position of the UK Gas Transmission business. The closing net debt position of the UK Gas Transmission business is disclosed in note 10.